Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Operating Lease Liabilities [Abstract]
Schedule of operating lease liabilities
	As of June 30, 2021	As of June 30, 2020
Villas*	$1,951,867	$1,710,553
Hotel**	-	1,383,040
Base Station Tower***	282,488	222,542
Total operating lease liabilities	$2,234,355	$3,316,135

Schedule of analyzed for reporting purposes
	As of June 30, 2021	As of June 30, 2020
Long-term portion of operating lease liabilities	$2,147,252	$3,117,124
Current maturities of operating lease liabilities	87,103	199,011
Total	$2,234,355	$3,316,135

Schedule of maturity analysis of operating lease liabilities
Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$30,959	$30,959
Two years	766,242	30,959	797,201
Three years	-	30,959	30,959
Four years	-	30,959	30,959
Five years	-	30,959	30,959
Beyond five years	1,770,020	92,877	1,862,897
Total undiscounted cash flows	$2,536,262	$247,672	$2,783,934
Total financing lease liabilities	1,951,867	282,488	2,234,355
Difference between undiscounted cash flows and discounted cash flows	584,395	(34,816)	549,579